Acquisitions - Additional Information (Details) - Shares Post, Inc - USD ($) $ in Thousands			12 Months Ended
	Nov. 09, 2020	May 31, 2020	Dec. 31, 2021
Acquisitions
Merger period		6 months
Debt instrument, face amount		$ 3,000
Acquisition-related transaction costs			$ 3,289
Total			89,825
Secured promissory note agreement
Acquisitions
Debt instrument, face amount			3,000
Class AA common stock
Acquisitions
Number of shares issuable	9,015,140
Aggregate purchase price consisted of cash, fair value			44,817
Junior Convertible Preferred Stock [Member]
Acquisitions
Number of shares issuable	2,313,623
Aggregate purchase price consisted of cash, fair value			20,383
Junior convertible preferred stock warrants
Acquisitions
Number of shares issuable	1,000,000
Aggregate purchase price consisted of cash, fair value			$ 1,285